Cover	Jul. 31, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2024
Entity File Number	001-40686
Entity Registrant Name	Zalatoris II Acquisition Corp
Entity Central Index Key	0001853397
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	31 Hudson Yards
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	646
Local Phone Number	450-2536
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one Redeemable Warrant
Trading Symbol	ZLSWU
Security Exchange Name	NASDAQ
Class A Ordinary Share, $0.0001 par value per share
Title of 12(b) Security	Class A Ordinary Share, $0.0001 par value per share
Trading Symbol	ZLS
Security Exchange Name	NASDAQ
Redeemable Warrants, each warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	ZLSWW
Security Exchange Name	NASDAQ